Income Taxes (Deferred tax assets and deferred tax liabilities) (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Deferred Tax Assets:
Deferred Compensation	$ 528,847	$ 491,872
Provision For Loan Losses	3,891,083	5,023,701
Other Real Estate Owned	1,452,449	763,796
Net Fees Deferred For Financial Reporting	121,842	126,811
Non-accrual Interest	411,761	412,775
Net Operating Losses	232,837	220,730
Other	61,129	58,467
Total Gross Deferred Tax Assets	6,699,948	7,098,152
Less: Valuation Allowance	(232,837)	(220,730)
Net Deferred Tax Assets	6,467,111	6,877,422
Deferred Tax Liabilities:
FHLB Stock Basis Over Tax Basis	114,576	114,568
Depreciation	362,221	480,812
Other	63,695	73,547
Intangibles	19,292	37,105
Unrealized Gain on Securities Available for Sale	4,548,752	3,999,426
Total Gross Deferred Tax Liability	5,108,536	4,705,458
Net Deferred Tax Asset	1,358,575	2,171,964
Valuation Allowance, Deferred Tax Asset, Change in Amount	12,107
Deferred Tax Assets, State Taxes, Decrease Due to Conversion From Thrift to State Chartered Commercial Bank		625,000
State Income Tax Rate Before Conversion to State Chartered Commercial Bank		6.00%
State Income Tax Rate After Conversion to State Chartered Commercial Bank		4.50%
Bad Debt Reserve for Tax Purposes of Qualified Lender	$ 2,200,000